Investments - Summary of Preliminary Estimates of Fair Values of SPT Assets Acquired and Liabilities Assumed (Detail) - Teekay Tankers [Member] - Ship-to-Ship Transfer Business (SPT) [Member]
$ in Thousands
Jul. 31, 2015 USD ($)
Business Acquisition [Line Items]
Cash, cash equivalents and short-term restricted cash	$ 1,292
Accounts receivable	10,332
Prepaid expenses and other current assets	3,763
Vessels and equipment	6,475
Other assets	143
Intangible assets subject to amortization
Customer relationships	30,879
Total assets acquired	52,884
Accounts payable	(3,650)
Accrued liabilities	(3,276)
Total liabilities assumed	(6,926)
Net assets acquired	$ 45,958